CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common units	Limited Partner Interest	General Partner Interest
Balance at Dec. 31, 2012	$ 980,766		$ 980,766
Increase (Decrease) in Stockholders' Equity
Net income attributable to period from January 1, 2013 through January 22, 2013	77,861		77,861
Share-based compensation-affiliates attributable to the period from January 1, 2013 through January 22, 2013	804		804
Distributions to affiliates, net	(150,000)		(150,000)
Conversion of limited partner interest to common units and general partner interest		909,430	(909,431)	1
Conversion of limited partner interest to common units and general partner interest (in units)		147,600,000
Issuance of common units to public, net of offering costs	653,658	653,658
Distribution to affiliates, net	(85,050)	(85,050)
Share-based compensation-affiliates	2,773	2,773
Net income attributable to period from January 23, 2013 through March 31, 2013	197,528	197,528
Balance at Mar. 31, 2013	$ 1,678,340	$ 1,678,339		$ 1
Balance (in units) at Mar. 31, 2013		147,600,000